Note 17 - Income Taxes	12 Months Ended
Jan. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 17 - Income Taxes

Income (loss) before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31, 2016	January 31, 2015	January 31, 2014

Canada	13,933	14,489	6,922
United States	4,773	6,300	7,841
Other countries	9,064	1,032	(1,030)
	27,770	21,821	13,733

Income tax expense is incurred in the following jurisdictions:

Year Ended	January 31, 2016	January 31, 2015	January 31, 2014
Current income tax expense
Canada	94	568	61
United States	70	1,060	605
Other countries	1,279	1,156	1,102
	1,443	2,784	1,768
Deferred income tax expense (recovery)
Canada	3,493	3,741	3,827
United States	800	2,144	2,804
Other countries	1,472	(1,907)	(4,278)
	5,765	3,978	2,353
	7,208	6,762	4,121

Income tax expense for 2016, 2015 and 2014 was 26%, 31% and 30% of income before income taxes, respectively, with current income tax expense being 5%, 13% and 13% of income before income taxes, respectively.

The components of the deferred income tax assets and liabilities are as follows:

	January 31, 2016	January 31, 2015
Assets
Accruals not currently deductible	8,653	4,238
Accumulated net operating losses	19,859	22,617
Corporate minimum taxes	1,589	1,710
Difference between tax and accounting basis of property and equipment	700	7,031
Research and development and other tax credits and expenses	2,885	2,792
Other timing differences	924	1,508
Total deferred income tax assets	34,610	39,896
Liabilities
Difference between tax and accounting basis of intangible assets	(9,584)	(9,232)
Uncertain tax positions incurred in loss years	(356)	(530)
Total deferred income tax liabilities	(9,940)	(9,762)
Net deferred income taxes	24,670	30,134
Valuation allowance	(13,963)	(14,681)
Net deferred income taxes, net of valuation allowance	10,707	15,453

As at January 31, 2016, we have not accrued for foreign withholding taxes and Canadian income taxes applicable to approximately $118.1 million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. If we decide to repatriate the foreign earnings, we would need to adjust our income tax provision in the period we determined that the earnings will no longer be indefinitely invested outside Canada.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

	January 31, 2016	January 31, 2015	January 31, 2014
Net income before taxes	27,770	21,821	13,733

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	7,359	5,783	3,639
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	(2,593)	800	1,078
Effect of differences between Canadian and foreign tax rates	169	1,007	663
Effect of rate changes on current year timing differences	1,150	-	321
Adjustments relating to previous periods	36	9	355
(Decrease) increase in tax reserves	(172)	(41)	239
Valuation allowance	(41)	(1,195)	(2,707)
Stock compensation	345	86	481
Deferred tax charges	270	-	-
Other, including foreign exchange	685	313	52
Income tax expense	7,208	6,762	4,121

We have income tax loss carryforwards which expire as follows:

Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2017	-	-	-	122	122
2018	-	-	316	-	316
2019	-	2,649	388	57	3,094
2020	-	-	194	48	242
2021	-	805	-	20	825
Thereafter	115	9,653	64,744	6,808	81,320
	115	13,107	65,642	7,055	85,919

The following is a tabular reconciliation of the total estimated liability associated with uncertain tax positions taken:

	January 31, 2016	January 31, 2015	January 31, 2014
Liability, beginning of year	5,721	6,211	5,639
Gross increases – current period	1,967	825	981
Lapsing due to statutes of limitations	(1,920)	(1,315)	(409)
Liability, end of year	5,768	5,721	6,211

We have identified accruals of $5.8 million with respect to uncertain tax positions as at January 31, 2016. It is possible that these uncertain tax positions will not be realized in which case up to $4.7 million of the recorded liability will decrease the effective tax rate in future years if this liability is reversed. We believe that it is reasonably possible that $1.0 million of the uncertain tax positions could decrease tax expense in the next 12 months relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing jurisdictions.

We recognize accrued interest and penalties related to uncertain tax positions as a current tax expense. As at January 31, 2016 and January 31, 2015, the unrecognized tax positions have resulted in no material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2012 and prior
Canada	2013 and prior
United Kingdom	2012 and prior
Sweden	2010 and prior
Norway	2013 and prior
Netherlands	2014 and prior
Belgium	2012 and prior